Reverse Stock Split	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Equity [Abstract]
Reverse Stock Split
10. Reverse Stock Split

On April 24, 2015, the Company effected a one-for-ten reverse stock split of the outstanding common stock. The par value and the authorized shares of the common stock were not adjusted as a result of the reverse stock split. All issued and outstanding common stock, options and warrants to purchase common stock, including the respective exercise prices of each such option and warrant, and the conversion ratio of the Notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

12. Reverse Stock Split

On April 24, 2015, the Company effected a one-for-ten reverse stock split of the outstanding common stock. The par value and the authorized shares of the common stock were not adjusted as a result of the reverse stock split. All issued and outstanding common stock, options and warrants to purchase common stock, including the respective exercise prices of each such option and warrant, and the conversion ratio of the Notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

13. Reverse Stock Split

On April 24, 2015, the Company effected a one-for-ten reverse stock split of the outstanding common stock. The par value and the authorized shares of the common stock were not adjusted as a result of the reverse stock split. All issued and outstanding common stock, options and warrants to purchase common stock, including the respective exercise prices of each such option and warrant, and the conversion ratio of the Notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.